Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	104 Months Ended		117 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000012166
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000012167
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000126408
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		17.73%	0.47%				2.70%
C000126407
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
C000126409
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
C000133792
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000163311
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		22.35%	7.15%	8.69%
C000163310
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
C000163314
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		23.44%	7.44%	8.36%
C000163313
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
C000246320
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Without Sales Load [Member] | C000012166
Average Annual Return [Line Items]
Average Annual Return, Percent		35.77%	8.65%				8.83%
Without Sales Load [Member] | C000012167
Average Annual Return [Line Items]
Average Annual Return, Percent		30.31%	12.52%				9.23%
Without Sales Load [Member] | C000126408
Average Annual Return [Line Items]
Average Annual Return, Percent		18.21%	0.61%				2.78%
Without Sales Load [Member] | C000126407
Average Annual Return [Line Items]
Average Annual Return, Percent		17.27%	0.45%				2.71%
Without Sales Load [Member] | C000126409
Average Annual Return [Line Items]
Average Annual Return, Percent		17.36%	0.49%			3.11%
Without Sales Load [Member] | C000133791
Average Annual Return [Line Items]
Average Annual Return, Percent		21.40%	5.46%				7.63%
Without Sales Load [Member] | C000133792
Average Annual Return [Line Items]
Average Annual Return, Percent		21.35%	5.39%				7.55%
Without Sales Load [Member] | C000163311
Average Annual Return [Line Items]
Average Annual Return, Percent		22.48%	7.14%	8.67%
Without Sales Load [Member] | C000163310
Average Annual Return [Line Items]
Average Annual Return, Percent		21.84%	7.04%		8.27%
Without Sales Load [Member] | C000163314
Average Annual Return [Line Items]
Average Annual Return, Percent		23.39%	7.41%	8.32%
Without Sales Load [Member] | C000163313
Average Annual Return [Line Items]
Average Annual Return, Percent		22.83%	7.32%		7.88%
Without Sales Load [Member] | C000246320
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%
NACC2 Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		38.67%	11.46%				11.19%
NACC2 Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		34.03%	9.93%				8.43%
NACC2 Index: Bloomberg USD Emerging Markets Government RIC Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg USD Emerging Markets Government RIC Capped Index
Average Annual Return, Percent		18.47%	0.59%				2.82%
NACC2 Index: Bloomberg USD Emerging Markets Government RIC Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg USD Emerging Markets Government RIC Capped Index
Average Annual Return, Percent		18.47%	0.59%				2.82%
NACC2 Index: Bloomberg USD Emerging Markets Government RIC Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg USD Emerging Markets Government RIC Capped Index
Average Annual Return, Percent		18.47%	0.59%			3.20%
NACC2 Index: FTSE Global All Cap Index (USD Hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent		32.89%	12.59%				10.68%
NACC2 Index: FTSE Global All Cap Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Global All Cap Index (USD Hedged)
Average Annual Return, Percent		32.89%	12.59%				10.68%
NACC2 Index: Spliced S&P Global Ex-U.S. Dividend Growers Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Spliced S&P Global Ex-U.S. Dividend Growers Index
Average Annual Return, Percent		23.38%	7.27%	8.91%
NACC2 Index: Spliced S&P Global Ex-U.S. Dividend Growers Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Spliced S&P Global Ex-U.S. Dividend Growers Index
Average Annual Return, Percent		23.38%	7.27%		8.55%
NACC2 Index: FTSE All-World ex US High Dividend Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE All-World ex US High Dividend Yield Index
Average Annual Return, Percent		24.34%	7.65%	8.71%
NACC2 Index: FTSE All-World ex US High Dividend Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE All-World ex US High Dividend Yield Index
Average Annual Return, Percent		24.34%	7.65%		8.30%
NACC2 Index: S&P International Developed Dividend Growers Index NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P International Developed Dividend Growers Index NTR
Average Annual Return, Percent	14.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		37.99%	14.51%				12.36%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		37.99%	14.51%				12.36%
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent		8.65%	(2.87%)				(0.85%)
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent		8.65%	(2.87%)				(0.85%)
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent		8.65%	(2.87%)			(0.32%)
NACC2 Index: FTSE Global All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		32.61%	11.11%				9.24%
NACC2 Index: FTSE Global All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Global All Cap Index
Average Annual Return, Percent		32.61%	11.11%				9.24%
NACC2 Index: S&P Global Ex-U.S. BMI (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Ex-U.S. BMI (USD)
Average Annual Return, Percent		21.32%	3.32%	5.06%
NACC2 Index: S&P Global Ex-U.S. BMI (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Ex-U.S. BMI (USD)
Average Annual Return, Percent		21.32%	3.32%		4.71%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Global All Cap ex US Index
Average Annual Return, Percent		24.45%	6.12%	7.87%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Global All Cap ex US Index
Average Annual Return, Percent		24.45%	6.12%		7.51%
NACC2 Index: MSCI All Country World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex USA
Average Annual Return, Percent	16.25%